Recognized Restructuring and Other Items, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 7,753	$ 8,159	$ 0
Net charge	$ 7,753	$ 8,159	$ 0